LAKE FOREST FUNDS












                          LAKE FOREST CORE EQUITY FUND
                         LAKE FOREST MONEY MARKET FUND
                               Semi-Annual Report
                                August 31, 1997
                                  (Unaudited)

--------------------------------------------------------------------------------
                          LAKE FOREST CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS

                                August 31, 1997
                                  (Unaudited)
================================================================================
SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 90.62%
                AEROSPACE/DEFENSE - 5.37%
   3,000        Boeing Co. ..................................           $163,312
   1,000        Lockheed Martin Corp. .......................            103,687
                                                                        --------
                                                                         266,999
                                                                        --------

                AUTOS AND TRUCKS - 3.53%
     400        Chrysler Corp. ..............................             14,050
   2,300        Ford Motor Co. ..............................             98,900
   1,000        General Motors Corp. ........................             62,750
                                                                        --------
                                                                         175,700
                                                                        --------

                BEVERAGES - 2.02%
   1,000        Coca Cola Co. ...............................             57,313
   1,200        Pepsico Inc. ................................             43,200
                                                                        --------
                                                                         100,513
                                                                        --------

                CHEMICALS - 10.05%
   3,500        DuPont (E.I.) De Ne Mours & Co. .............            218,094
     200        Eastman Chemical Co. ........................             11,962
   4,500        Monsanto Co. ................................            197,719
   1,400        Union Carbide Corp. Hldg. Co. ...............             71,838
                                                                        --------
                                                                         499,613
                                                                        --------

                COMPUTERS-INFORMATION TECH - 0.10%
     137        NCR Corp.* ..................................              4,855
                                                                        --------

                COMPUTERS-MAIN FRAME - 0.81%
     400        International Business Machines Corp. .......             40,360
                                                                        --------

                COMPUTERS-MICRO - 3.95%
   3,000        Compaq Computer Corp. .......................            196,500
                                                                        --------

                COMPUTER SOFTWARE/SVCS - 1.06%
     400        Microsoft Corp.* ............................             52,875
                                                                        --------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          LAKE FOREST CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS


                                August 31, 1997
                                  (Unaudited)
================================================================================
SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
                COSMETICS & TOILETRIES - 3.48%
   1,300        Proctor & Gamble Co. ........................           $172,981
                                                                        --------

                DIVERSIFIED MANUFACTURING - 3.65%
   2,900        General Electric Co. ........................            181,250
                                                                        --------

                ELECTRIC-INTEGRATED - 1.06%
   2,600        Houston Industries Inc. .....................             52,650
                                                                        --------

                ELECTRONICS-SEMICONDUCTORS - 5.64%
   2,000        Intel Corp. .................................            184,250
   1,000        Motorola Inc. ...............................             73,375
     200        Texas Instruments Inc. ......................             22,725
                                                                        --------
                                                                         280,350
                                                                        --------
                FINANCIAL-BANKS, COMMERCIAL - 8.78%
   4,000        Bank of New York Co. Inc. ...................            178,500
   3,200        Mellon Bank Corp. ...........................            154,000
   2,400        PNC Bank Corp. ..............................            103,800
                                                                        --------
                                                                         436,300
                                                                        --------

                FOOD-MISC/DIVERSIFIED - 1.80%
   2,000        Kellogg Co. .................................             89,500
                                                                        --------

                FOOD-PROCESSING - 1.55%
   1,200        General Mills Inc. ..........................             76,950
                                                                        --------

                MEDICAL-DRUGS - 2.90%
   2,000        American Home Products Corp. ................            144,000
                                                                        --------

                MEDICAL PRODUCTS - 1.14%
   1,000        Johnson & Johnson ...........................             56,687
                                                                        --------

                MONEY CENTER BANKS - 8.03%
   2,000        Bankers Trust New York Corp. ................            207,500
   1,500        Citicorp ....................................            191,437
                                                                        --------
                                                                         398,937
                                                                        --------


     The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
                          LAKE FOREST CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS

                                August 31, 1997
                                  (Unaudited)
================================================================================
SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
                NETWORKING PRODUCTS - 1.52%
   1,000        Cisco Systems Inc.* .........................           $ 75,375
                                                                        --------
                OIL-FIELD SERVICES - 3.07%
   2,000        Schlumberger Ltd. ...........................            152,375
                                                                        --------
                OIL/GAS-DOMESTIC - 1.17%
   1,200        Tenneco Inc. ................................             58,275
                                                                       --------
                OIL/GAS-INTERNATIONAL - 7.98%
   2,000        Amoco Corp. .................................            189,125
   1,800        Texaco Inc. .................................            207,450
                                                                        --------
                                                                         396,575
                                                                        --------
                PIPELINES - 1.26%
   1,111        El Paso Natural Gas Co. .....................             62,494
                                                                        --------
                PHARMACEUTICALS - 3.08%
   2,550        Abbott Laboratories .........................            152,841
                                                                        --------
                RETAIL-DEPARTMENT STORES - 0.57%
     400        Federated Department Stores Inc. ............             16,800
     200        Sears Roebuck & Co. .........................             11,350
                                                                        --------
                                                                          28,150
                                                                        --------
                RETAIL-RESTAURANTS - 0.95%
   1,000        McDonalds Corp. .............................             47,313
                                                                        --------
                SHIPBUILDING - 0.09%
     240        Newport News Shipping Inc. ..................              4,650
                                                                        --------

                TELECOMMUNICATION EQUIPMENT - 2.17%
   1,388        Lucent Technologies Inc. ....................            108,091
                                                                        --------

                TELEPHONE-LONG DISTANCE - 1.73%
   2,200        AT&T Corp. ..................................             86,800
                                                                        --------




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          LAKE FOREST CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS

                                August 31, 1997
                                  (Unaudited)
================================================================================
SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
                TOBACCO - 2.11%
   2,400        Phillip Morris Companies Inc. ...............           $104,700
                                                                        --------
TOTAL COMMON STOCKS
               (Cost $3,669,084) ............................          4,503,648

                SHORT TERM DEBT
        462,000 FHLMC Disc, Note 5.50% due 09/02/97 - 9.29%
                  (Cost $461,929) ...........................            461,929

                MUTUAL FUNDS - 0.01%
        427     Star Treasury Fund
                  (Cost $427) ...............................               427

        Total Investments at Market
        (Cost $4,131,440) ...........................  99.92%         4,966,004

        Other Assets less Liabilities ...............   0.08%             4,087
                                                                     -----------
        Total Net Assets ............................ 100.00%        $4,970,091
                                                                     ==========

*Denotes non-income producing security




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                         LAKE FOREST MONEY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

                                  (Unaudited)
================================================================================
SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
SHORT TERM DEBT - 100.80%

U.S. GOVERNMENT OBLIGATIONS - 100.80%

3,848,000       FHLMC Disc. Note 5.50% due 09/02/97 ............      $3,847,412
                                                                       ---------
                Total Market Value .............................       3,847,412
                                                                       ---------
Total Investments - 100.80%
     (cost $3,847,412) .........................................      $3,847,412
                                                                      ==========



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                               LAKE FOREST FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

                                August 31, 1997
                                  (Unaudited)
================================================================================
                                                       CORE            MONEY
                                                       EQUITY          MARKET
                                                       ------          ------

ASSETS
Investments in Securities, at value (cost
$3,169,084 and $3,847,412 respectively) ........      $4,503,648      $3,847,412
Short term investment ..........................         462,356               0
Receivable for dividends and interest ..........          10,590               0
Other assets ...................................           2,488               0
                                                      ----------      ----------
     Total assets ..............................       4,979,082       3,847,412
                                                      ----------      ----------

LIABILITIES

Payable for fund shares purchased ..............           4,000               0
Accrued advisory fee ...........................           4,991             658
Dividends payable ..............................               0          28,759
Other Liabilities ..............................               0           1,003
                                                      ----------      ----------
    Total liabilities ..........................           8,991          30,420
                                                      ----------      ----------

NET ASSETS

Net Assets (Equivalent to $23.03 and $1.00 per share
  based on 215,816 and 3,816,992 shares, respectively
  of capital stock outstanding) ................      $4,970,091      $3,816,992
                                                      ----------      ----------
Composition of Net Assets:
Paid in capital ................................      $4,122,818      $3,816,992
Accumulated net investment income ..............          12,932               0
Accumulated net realized gain (loss) on investments         (223)              0
Net unrealized appreciation on investments .....         834,564               0
                                                      ----------      ----------

NET ASSETS,  August 31, 1997 ...................      $4,970,091      $3,816,992
                                                      ==========      ==========



    The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
                               LAKE FOREST FUNDS
                            STATEMENT OF OPERATIONS

                    For the Six Months Ended August 31, 1997
                                  (Unaudited)
================================================================================
                                                    CORE              MONEY
                                                    EQUITY            MARKET
                                                    ------            ------
INVESTMENT INCOME
Interest ..............................             $11,825             $143,432
Dividends .............................              37,046                    0
                                                    -------             --------

  Total Investment Income .............              48,871              143,432
                                                    -------             --------

EXPENSES (Note 3)
Advisory Fee ..........................              20,399                3,282
                                                    -------             --------

Total Expenses ........................              20,399                3,282
                                                    -------             --------

Net investment income .................              28,472              140,150
                                                    -------             --------

Net realized gain on security transactions                0                    0
Net change in unrealized appreciation on
    investments .......................             491,821                    0
                                                    -------             --------

Net gain on investments ...............             491,821                    0
                                                    -------             --------

Net increase in net assets resulting
     from operations ..................             $520,293            $140,150
                                                    ========            ========



    The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------

                         LAKE FOREST CORE EQUITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                August 31, 1997
================================================================================


                                                          FOR THE PERIOD    FOR THE YEAR
                                                                ENDED         ENDED
                                                         AUGUST 31, 1997  FEBRUARY 28, 1997
                                                         ---------------  -----------------
(UNAUDITED)

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income ..................................   $ 28,472       $ 34,485
  Net realized gain on securities transactions ...........          0            946
  Net change in unrealized appreciation of investments ...    491,821        279,662
                                                              -------        -------

  Net increase in net assets resulting from operations ...    520,293        315,093
                                                              -------        -------


DISTRIBUTION TO SHAREHOLDERS:
From net investment income ...............................   (22,900)        (32,811)
From net realized gain on investments ....................         0         (33,502)

FUND SHARE TRANSACTIONS:
Net increase in net assets from fund share
   transactions (Note 4) ................................. 1,881,107       1,327,060
                                                           ---------       ---------
NET ASSETS:

Beginning of period ...................................... 2,591,591       1,015,751
                                                           ---------       ---------
End of period (including undistributed investment
    income of $12,932 and $7,360 respectively) ...........$4,970,091      $2,591,591
                                                           =========       =========



    The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------

                         LAKE FOREST MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                August 31, 1997
================================================================================
                                                            FOR THE     FOR THE
                                                            PERIOD       YEAR
                                                            ENDED        ENDED
                                                           AUGUST 31, FEBRUARY 28
                                                            1997          1997
                                                            ----          ----
                                                         (Unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ....................................   $140,150   $109,783
Net realized gain on securities transactions .............          0          0
Net change in unrealized appreciation of investments .....          0          0
                                                           ----------  ----------

Net increase in net assets resulting from operations .....    140,105    109,783
                                                           ----------  ----------

DISTRIBUTION TO SHAREHOLDERS:
From net investment income ...............................   (140,150)  (109,783)
From net realized gain on investments ....................          0          0

FUND SHARE TRANSACTIONS:
Net increase in net assets from fund share
   transactions (Note 4) .................................    800,785   1,229,298
                                                           ----------  ----------

NET ASSETS:
Beginning of period ......................................  3,016,207   1,786,909
                                                           ----------  ----------
End of Period ............................................ $3,816,992  $3,016,207
                                                           ==========  ==========


    The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
                               LAKE FOREST FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                August 31, 1997
                                  (Unaudited)
================================================================================
NOTE 1.  ORGANIZATION

The Lake Forest Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated November 23, 1994 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of two series have been authorized, which shares constitute the interests in Lake Forest Core Equity Fund ("the Equity Fund") and Lake Forest Money Market Fund (the "Money Market Fund"). The investment objective of the Equity Fund is to provide long-term capital appreciation together with current income. The investment objective of the Money Market Fund is to provide the highest level of current income consistent with liquidity and security of principal.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

         SECURITY VALUATION - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by a pricing committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.


         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by a pricing committee, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued (except for the Money Market Fund) by using the amortized cost method of valuation, which the Board has determined will represent fair value.

         OPTIONS TRANSACTIONS - The Equity Fund may write covered put and call options on individual securities, write covered put and call options on stock indices traded on a securities exchange and engage in related closing transactions. A put (call) option on a security is an agreement to buy (sell) a particular portfolio security if the option is exercised at a specified price, or before a set date. An option on a stock index gives the holder the right to receive, upon exercising the option, a cash settlement amount based on the difference between the exercise price and the value of the underlying stock index. To cover the potential obligations

--------------------------------------------------------------------------------
                                LAKE FOREST FUNDS
                    NOTES TO FINANCIALSTATEMENTS (continued)
                                August 31, 1997
                                  (Unaudited)
================================================================================

involved in these option transactions, the Fund will own the underlying equity security (for a call option); will segregate with the Custodian high grade liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will either hold a portfolio of stocks substantially replicating the movement of the index or, to the extent the Fund does not hold such a portfolio, will segregate with the Custodian high grade liquid debt obligations equal to the market value of the stock index option, marked to market daily. Risks associated with writing options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of an option on a stock index) exposure to an indeterminate liability. There is no assurance of liquidity in the secondary market for purposes of closing out option positions. Also, the Equity Fund may purchase put and call options on individual securities and on stock indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities the Fund intends to buy. The Fund may also sell put and call options in closing transactions.

         Premiums received from put or call options written are recorded as an asset with an equal liability which is marked-to-market daily with any difference between the option's current market value and premiums received recorded as an unrealized gain or loss. If the option is not exercised, premiums received are realized as a gain at the expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of the closing transaction. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly.

         Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

         FEDERAL INCOME TAXES - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         DIVIDENDS AND DISTRIBUTIONS - Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders. The Equity Fund intends to declare and pay dividends on a quarterly basis, and the Money Market Fund intends to declare dividends daily and pay them monthly. Each Fund intends to distribute its net long term capital gain at least once a year and its net short term capital gains at least once a year.

         OTHER - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


         ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements

--------------------------------------------------------------------------------
                                LAKE FOREST FUNDS
                   NOTES TO FINANCIAL STATEMENTS (continued)
                                August 31, 1997
                                  (Unaudited)
================================================================================

and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AGREEMENT

         The Trust has an investment advisory agreement with Boberski & Company. Under the terms of the management agreement, the Adviser manages the Fund's investments subject to the supervision of the Board of Trustees and pays all of the operating expenses of the Fund except brokerage, taxes, interest and extraordinary expenses. The Funds are responsible for payment of expenses incurred in connection with the organization and initial registration of their shares. As compensation for its management services and agreement to pay the Funds' expenses, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Equity Fund and .50% of the average daily net assets of the Money Market Fund. The Adviser has agreed to cap the fee for the Money Market Fund at 0.125% at least through the period ended August 31, 1997. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Fund's expenses except those specified above are paid by the Adviser.

         The Adviser may waive all or part of its fee, at any time and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period ended August 31, 1997, the Adviser has received a fee of $20,399 from the Core Equity Fund and $3,282 from the Money Market Fund.

NOTE 4.  CAPITAL SHARE TRANSACTIONS

         As of August 31, 1997 there was an unlimited number of no par value shares of capital stock authorized for each fund. Transactions in capital stock were as follows:

                                           CORE EQUITY                  MONEY MARKET
                                           -----------                  ------------
                                      FOR THE PERIOD ENDED         FOR THE PERIOD ENDED
                                         AUGUST 31, 1997             AUGUST 31, 1997
                                      SHARES        AMOUNT         SHARES         AMOUNT
                                      ------        ------         ------         ------

Shares sold ..................        99,930    $ 2,176,649     4,771,077     $ 4,771,077

Shares issued in
  reinvestment of dividends ..         1,070         22,475       122,793         122,793
Shares redeemed ..............       (14,507)      (318,017)   (4,093,085)     (4,093,085)
                                     -------       --------    ----------      ----------
Net increase .................        86,493    $ 1,881,107       800,785     $   800,785
                                      ======    ===========       =======     ===========
Total paid in capital ........                  $ 4,122,818                   $ 3,816,993
                                                 ===========                  ===========

--------------------------------------------------------------------------------
                               LAKE FOREST FUNDS

                   NOTES TO FINANCIAL STATEMENTS (continued)
                                August 31, 1997
                                  (Unaudited)
================================================================================
NOTE 5.  INVESTMENTS

For the period ended August 31, 1997, purchases and sales of investment securities, other than short-term investments, for the Core Equity Fund, aggregated $1,451,080 and $0 respectively. The gross unrealized appreciation for all securities totaled $842,164 and the gross unrealized depreciation for all securities totaled $7,600 or a net unrealized appreciation of $834,564. The aggregate cost of securities for federal income tax purposes at August 31, 1997 was $4,131,440.

NOTE 6.  MAJOR SHAREHOLDERS

As of August 31, 1997 the Boberski family may be deemed to control the Lake Forest Money Market Fund, as a result of their respective beneficial ownership of the shares of the Funds.

NOTE 7.  DISTRIBUTIONS TO SHAREHOLDERS

         For the period ended August 31, 1997, the Core Equity Fund made quarterly distributions totaling $.14 aggregating $22,900 from net investment income.

         For the period ended August 31, 1997, the Money Market Fund made a monthly distribution totaling $.03 aggregating $140,150 from net investment income.

--------------------------------------------------------------------------------

                         LAKE FOREST CORE EQUITY FUND
                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================
                                              FOR THE PERIOD    FOR THE YEAR     FOR THE YEAR
                                                  ENDED            ENDED             ENDED
                                             AUGUST 31,1997   FEBRUARY 28, 1997  FEBRUARY 29, 1996
                                             --------------   ------------------ -----------------
                                              (UNAUDITED)
Net asset value -
  beginning of period .................      $     20.04      $     17.34         $   15.00

Income from investment operations
  Net investment income ...............              .13              .39               .56
  Net realized gain on investments ....             3.00             3.07              2.13
                                                    ----             ----              ----

Total from investment operations ......             3.13             3.46              2.69


Less distributions
Dividends from net investment income ..             (.14)            (.37)             (.15)
Dividends from capital gains ..........              .00             (.39)             (.20)
                                              ----------          --------           -------

Net asset value - end of period .......      $     23.03         $  20.04           $ 17.34
                                             ===========         ========           =======

Total return ..........................            31.12%*          20.65%            18.59%


Ratios / supplemental data
Net assets, end of period (in 000's) ..             4,970            2,592             1,016
Ratio of expenses to average net assets             1.08%*           1.00%              .45%
Ratio of net investment income to
  average net assets ..................             2.60%*           2.10%             3.89%
Portfolio turnover rate ...............              .00%             .00%           129.77%
Average commission rate per share .....      $      .1091     $     .1307


* annualized



    The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------

                          LAKE FOREST MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================
                                          FOR THE PERIOD        FOR THE YEAR        FOR THE YEAR
                                             ENDED                 ENDED               ENDED
                                       AUGUST 31, 1997       FEBRUARY 28, 1997   FEBRUARY 29, 1996
                                       ---------------       -----------------   -----------------
                                         (UNAUDITED)

Net asset value -
  beginning of period .................        $   1.00         $     1.00          $     1.00

Income from investment operations
  Net investment income ...............              .03                .05                 .06
  Net realized gain on investments ....              .00                .00                 .00

Total from investment operations ......              .03                .05                 .06


Less distributions
  Dividends from net investment income              (.03)              (.05)               (.05)
  Dividends from capital gains ........              .00                .00                 .00
                                               ----------        ----------                ----

Net asset value - end of period .......        $     l.00        $     1.00                1.00
                                               ==========        ==========                ====

Total return ..........................             5.38%*             5.13%               5.50%


Rations / supplemental data
Net assets, end of period (in 000's) ..             3,817              3,016               1,787
Ratio of expenses to average net assets              .125%*             .125%               .08%
Ratio of net investment income to
  average net assets ..................             5.46%*             5.13%               5.50%
Portfolio turnover rate ...............              .00%               .00%                .00%

* annualized


The accompanying notes are an integral part of the financial statements